The HIBERNIA FUNDS
Hibernia Capital Appreciation Fund - Class A Shares and Class B Shares Hibernia Louisiana Municipal Income Fund - Class A Shares and Class B Shares Hibernia Mid Cap Equity Fund - Class A Shares and Class B Shares
Hibernia Total Return Bond Fund
Hibernia U.S. Government Income Fund
Hibernia Cash Reserve Fund - Class A Shares and Class B Shares
Hibernia U.S. Treasury Money Market Fund
(Portfolios of Hibernia Funds)
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Supplement to Prospectus and Statement of Additional  Information  dated
October 31, 2004

Prior to February 1, 2005, a separately identifiable division of Hibernia National Bank ("HNB"), Hibernia Asset Management, provided investment advisory services to each portfolio of the Hibernia Funds. As of February 1, 2005, HNB organized a separate subsidiary to provide all investment advisory services, Hibernia Asset Management L.L.C. ("HAM"), a Louisiana limited liability company, of which HNB is the sole member. HAM succeeded to the contract under which investment advisory services are provided to each of the portfolios of the Hibernia Funds. This succession did not result in a change of actual control or management of the Funds' Adviser. As such, all references in the prospectus and statement of additional information to Hibernia Asset Management shall, from and after the date of this supplement, be deemed to be references to Hibernia Asset Management, L.L.C.

In the prospectus section entitled, "Who Manages the Funds?" please delete the third sentence of the second paragraph and replace it with the following:

     "Prior to February 1, 2005, a separately identifiable division of Hibernia National Bank ("HNB"), Hibernia Asset Management, provided investment advisory services to each portfolio of the Hibernia Funds. As of February 1, 2005, HNB organized a separate subsidiary to provide all investment advisory services, Hibernia Asset Management L.L.C. ("HAM"), a Louisiana limited liability company, of which HNB is the sole member. HAM succeeded to the contract under which investment advisory services are provided to each of the portfolios of the Hibernia Funds. This succession did not result in a change of actual control or management of the Funds' Adviser."

In the prospectus section entitled, "Who Manages the Funds?" please delete the fourth paragraph of the left hand column and replace it with the following:

     "The Adviser manages the Cash Reserve Fund and U.S. Treasury Money Market Fund by an investment team approach.

     Steven Knight has been the portfolio manager of Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund since January 2005. He joined Hibernia National Bank in January 2005 and is currently a Vice President of HNB and a portfolio manager for HAM. His responsibilities include monitoring and managing Personal Trust, Employee Benefit, Investment Management Agency and Mutual Fund accounts. Prior to joining Hibernia, Mr. Knight was a Vice President-Fixed Income Investments for Talon Asset Management from 2001 to 2004. Before that, he was a Vice President and Director of U.S. Bank from 1997 to 2001 and an International Investment Director for Principal Financial Group from 1980 to 1996. Mr. Knight is a Chartered Financial Analyst(R) and received his B.A. degree from Central College and his Master of Arts from the University of Iowa."

Under the same prospectus section entitled, "Who Manages the Funds?" please delete the first sentence of the fifth paragraph of the left hand column and replace it with the following:

     "Martin  C.  Sirera  has  been  the   portfolio   manager  of  the  Capital
     Appreciation Fund and Mid Cap Equity Fund since September 2003."

Under the statement of addition information section entitled, "How are the Funds Organized?" please delete the last sentence of the second paragraph and replace it with the following:

     "The  Funds'  investment   adviser  is  Hibernia  Asset  Management  L.L.C.
     ("Adviser"), a Louisiana limited liability company."

                                                               February 23, 2005

Investment Company Act File No. 811-5536
Cusip 428661102
Cusip 428661201
Cusip 428661508
Cusip 428661862
Cusip 428661607
Cusip 428661706
Cusip 428661805
Cusip 428661888
Cusip 428661300
Cusip 428661409
Cusip 428661870
31892 (2/05)
Edgewood Services, Inc., Distributor of the Funds